Combined Prospectus	Jan. 26, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Amount of Securities Previously Registered | shares	100,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 100,000,000
Form Type	N-2
File Number	333-255144
Initial Effective Date	Jan. 13, 2022
Combined Prospectus Note
(3)	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus in this Registration Statement also relates to the offering of $100,000,000 of shares of beneficial interest and subsequent offering of $150,000,000 and $150,000,000 that were previously registered pursuant to the Prior Registration Statements. $10,910.00, $16,530.00, and $22,965.00 were previously paid by the Registrant to initially register $100,000,000 of shares of beneficial interest and subsequent offerings of $150,000,000 and $150,000,000 under the Prior Registration Statements.

Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Amount of Securities Previously Registered | shares	150,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 150,000,000
Form Type	N-2
File Number	333-273264
Initial Effective Date	Jul. 14, 2023
Combined Prospectus Note
(3)	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus in this Registration Statement also relates to the offering of $100,000,000 of shares of beneficial interest and subsequent offering of $150,000,000 and $150,000,000 that were previously registered pursuant to the Prior Registration Statements. $10,910.00, $16,530.00, and $22,965.00 were previously paid by the Registrant to initially register $100,000,000 of shares of beneficial interest and subsequent offerings of $150,000,000 and $150,000,000 under the Prior Registration Statements.

Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Amount of Securities Previously Registered | shares	150,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 150,000,000
Form Type	N-2
File Number	333-285877
Initial Effective Date	Mar. 18, 2025
Combined Prospectus Note
(3)	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus in this Registration Statement also relates to the offering of $100,000,000 of shares of beneficial interest and subsequent offering of $150,000,000 and $150,000,000 that were previously registered pursuant to the Prior Registration Statements. $10,910.00, $16,530.00, and $22,965.00 were previously paid by the Registrant to initially register $100,000,000 of shares of beneficial interest and subsequent offerings of $150,000,000 and $150,000,000 under the Prior Registration Statements.